Pensions and other post-employment and long-term benefit plans (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Changes in Present Value of the Defined Benefit Obligations and Other Long-term Benefits and Fair Value of Plan Assets
Changes in the present value of the defined benefit obligations and fair value of plan assets for 2019 were as follows:

	Defined benefit obligations	Fair value of plan assets	Pension obligations
January 1, 2019	(4,873)	282	(4,591)

Current service cost	(210)	—	(210)
Net interest expense	(297)	4	(293)
Remeasurement of other long-term benefit obligations	(25)	—	(25)
Sub-total included in profit or loss	(532)	4	(528)

Benefit paid	344	(7)	337

Exchange difference	117	(16)	101
Actuarial changes arising from changes in demographic assumptions	(88)	—	(88)
Actuarial changes arising from changes in financial assumptions	(772)	—	(772)
Experience adjustments	(7)	—	(7)

Sub-total included in OCI	(750)	(16)	(766)

December 31, 2019	(5,811)	263	(5,548)

In 2019, the effect of actuarial changes arising from changes in financial assumptions is connected with the significant decrease in discount rate.
Changes in the present value of the defined benefit obligations and fair value of plan assets for 2020 were as follows:

	Defined benefit obligations	Fair value of plan assets	Pension obligations
January 1, 2020	(5,811)	263	(5,548)

Current service cost	(220)	—	(220)
Net interest expense	(290)	2	(288)
Remeasurement of other long-term benefit obligations	54	—	54
Discontinued operations	186	—	186
Sub-total included in profit or loss	(270)	2	(268)

Benefit paid	304	(14)	290

Exchange difference	(457)	91	(366)
Actuarial changes arising from changes in financial assumptions	(22)	—	(22)
Experience adjustments	103	—	103
Discontinued operations	(52)	—	(52)

Sub-total included in OCI	(428)	91	(337)

December 31, 2020	(6,205)	342	(5,863)

Changes in the present value of the defined benefit obligations and fair value of plan assets for 2021 were as follows:

	Defined benefit obligations	Fair value of plan assets	Pension obligations
January 1, 2021	(6,205)	342	(5,863)

Current service cost	(219)	—	(219)
Net interest expense	(275)	2	(273)
Remeasurement of other long-term benefit obligations	259	—	259
Sub-total included in profit or loss	(235)	2	(233)

Benefit paid	400	(19)	381

Exchange difference	106	(4)	102
Actuarial changes arising from changes in demographic assumptions	382	—	382
Actuarial changes arising from changes in financial assumptions	547	—	547
Experience adjustments	157	—	157

Sub-total included in OCI	1,192	(4)	1,188

December 31, 2021	(4,848)	321	(4,527)

Deferred tax related to net loss from remeasurement of defined benefit plans amounted to RUB 103 million and RUB 119 million as of December 31, 2021 and 2020, respectively
.

Schedule of Plan Asset Allocation of Investment Portfolio
The plan asset allocation of the investment portfolio was as follows as of December 31,
2021
and 2020:

	December 31, 2021	December 31, 2020
Debt instruments	176	184
Equity instruments	90	97
Property	25	17
Cash and cash equivalents	19	32
Other assets	11	12

Total plan assets	321	342

Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations and Obligations for Other Long-term Benefits

The key actuarial assumptions used to determine defined benefit obligations were as follows as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Discount rate
Russian entities	8.40%	6.40%
German entities	1.06%	0.84%
Austrian entities	0.80%	0.50%

Inflation rates
Russian entities	4.00%	3.90%

Rate of compensation increase
Russian entities	5.00%	4.90%
German entities	4.00%	4.00%
Austrian entities	2.25%	2.25%

Schedule of Sensitivity Analysis of Defined Benefit Obligations and Obligations for Other Long-term Benefits
The results of sensitivity analysis of defined benefit obligations for the Russian entities as of December 31, 2021 and 2020 are presented below:

	2021	2020
Discount rate
1% increase	(248)	(391)
1% decrease	286	465

Inflation rate
1% increase	143	246
1% decrease	(123)	(227)

Rate of compensation increase
1% increase	122	168
1% decrease	(110)	(160)

Turnover rate
3% increase	(154)	(252)
3% decrease	157	265
The results of sensitivity analysis of defined benefit oblig
a
tions for German entities as of December 31, 2021 and 2020 are presented below

	2021	2020
Discount rate
1% increase	(110)	(124)
1% decrease	73	83

The results of sensitivity analysis of defined benefit obligations for Austrian entities as of December 31, 2021 and 2020 are presented below

	2021	2020
Discount rate
1% increase	(65)	(96)
1% decrease	77	80